ACCOUNTS RECEIVABLE, NET (Tables)	7 Months Ended
Dec. 31, 2022
National Holdings Investments Ltd [Member]
Schedule of Accounts receivable, net

As of December 31,
2022
Accounts receivable	51,546
Allowance for doubtful accounts	-
Accounts receivable, net	51,546